Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite-lived intangible assets, net	¥ 682,174	¥ 647,174
Definite-lived intangible assets	203,542	138,270
Accumulated amortization	(53,096)	(33,984)
Definite-lived intangible assets, net	150,446	104,286
Total intangible assets, net	832,620	751,460		$ 120,719
Amortization expenses	19,074	11,300	¥ 8,985
Software
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Definite-lived intangible assets	202,848	137,576
Accumulated amortization	(52,402)	(33,290)
Patents
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Definite-lived intangible assets	694	694
Accumulated amortization	(694)	(694)
Automotive Manufacturing Permission
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite-lived intangible assets, net	647,174	¥ 647,174
Insurance Agent License [Member]
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite-lived intangible assets, net	¥ 35,000